Share Based Compensation - Summary of Compensation Expense (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	41.10%	39.50%
Risk-free interest rate	1.60%	2.60%
Expected life (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	38.30%	39.20%
Risk-free interest rate	0.40%	1.60%
Expected life (in years)	5 years 6 months	5 years 9 months 18 days